Fair Value Disclosure - Roll-forward of Fair Value of Level 3 Assets (Detail) (Available-for-sale Securities [Member], Level 3 [Member], CNY)	12 Months Ended
Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	61,988,569
Total gain or losses:
Included in earnings	307,140
Included in other comprehensive income	11,213,323
Foreign currency translation adjustment	(386,982)
Ending balance as of December 31, 2014	73,122,050
Corporate convertible notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	9,237,000
Total gain or losses:
Included in earnings	307,140
Included in other comprehensive income	982,848
Foreign currency translation adjustment	(63,498)
Ending balance as of December 31, 2014	10,463,490
Redeemable convertible preferred shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases	52,751,569
Total gain or losses:
Included in other comprehensive income	10,230,475
Foreign currency translation adjustment	(323,484)
Ending balance as of December 31, 2014	62,658,560